Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments

The following table presents the gross fair value of the Company’s derivative instruments not designated as hedging instruments and their locations on the consolidated balance sheets:

	As of December 31, 2023
Derivative Asset	Level 1 input	Level 2 input	Level 3 input	Total fair value
Commodity contracts	$-	$28,776	$-	$28,776

	As of December 31, 2022
Derivative liabilities	Level 1 input	Level 2 input	Level 3 input	Total fair value
Commodity contracts	$-	$109,346	$-	$109,346

Schedule of Gross Notional Value

The following table summarizes the gross notional values of the Company’s commodity contracts used for risk management purposes that were outstanding as of December 31, 2023 and 2022:

	December 31,		December 31,
Derivative Instruments	Units	2023	Units	2022
Commodity contracts
Long	Metric ton	16,750	Metric ton	3,600
Short	Metric ton	-	Metric ton	500

Schedule of Realized and Unrealized Gain	The following are the amounts of realized and unrealized gain during the years ended December 31 2023 and 2022:
	Location	2023	2022

Gain from commodity contracts	Cost of revenue	$407,098	$766,769